Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	$ 215,716	$ 209,858
Amounts due from banks	20,963	19,649
Receivables from securities financing transactions measured at amortized cost	83,553	83,656
Cash collateral receivables on derivative instruments	51,314	41,552
Loans and advances to customers	662,901	653,846
Other financial assets measured at amortized cost	72,267	71,897
Total financial assets measured at amortized cost	1,106,715	1,080,458
Financial assets at fair value held for trading	179,195	174,699
of which: assets pledged as collateral that may be sold or repledged by counterparties	39,626	44,627
Derivative financial instruments	193,158	147,778
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	113,987	107,575
Total financial assets measured at fair value through profit or loss	531,043	465,631
Financial assets measured at fair value through other comprehensive income	14,517	13,868
Investments in associates	2,260	2,332
Property, equipment and software	15,989	16,057
Goodwill and intangible assets	6,846	6,948
Deferred tax assets	11,107	11,525
Other non-financial assets	18,806	20,609
Total assets	1,707,284	1,617,427
Liabilities
Amounts due to banks	27,345	24,434
Payables from securities financing transactions measured at amortized cost	20,449	16,225
Cash collateral payables on derivative instruments	37,304	34,222
Customer deposits	784,845	788,367
Debt issued measured at amortized cost	222,377	214,706
Other financial liabilities measured at amortized cost	17,141	15,862
Total financial liabilities measured at amortized cost	1,109,461	1,093,816
Financial liabilities at fair value held for trading	61,882	53,700
Derivative financial instruments	199,336	156,243
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	121,175	113,794
Other financial liabilities designated at fair value	29,826	28,184
Total financial liabilities measured at fair value through profit or loss	490,755	414,123
Provisions and contingent liabilities	4,631	5,035
Other non-financial liabilities	13,008	13,970
Total liabilities	1,617,854	1,526,944
Equity
Share capital	328	334
Share premium	5,918	9,217
Treasury shares	(7,786)	(7,891)
Retained earnings	86,004	82,740
Other comprehensive income recognized directly in equity, net of tax	4,702	5,813
Equity attributable to shareholders	89,165	90,213
Equity attributable to non-controlling interests	265	271
Total equity	89,430	90,484
Total liabilities and equity	$ 1,707,284	$ 1,617,427